INCOME TAXES - Summary of Reconciliation Between Income Taxes Computed at the U.S. Statutory Income Tax Rate (Detail) - USD ($)	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Benefit for income taxes at 21% rate												$ (24,490,000)	$ (7,045,000)
State taxes, net of federal benefit												(1,358,000)	(1,147,000)
Change in valuation allowance												10,628,000	(642,000)
Rate change												(1,687,000)	774,000
Credits												(604,000)	(602,000)
Permanent differences and other												(2,712,000)	2,852,000
Revaluation of warrants												(53,000)	(1,106,000)
Uncertain tax positions												591,000	544,000
Foreign withholding tax												134,000	116,000
Foreign rate differential												(2,120,000)	(2,587,000)
Executive compensation expense												872,000	1,517,000
Transaction related expense												210,000	(1,450,000)
Global intangible low taxed income												283,000	0
Foreign derived intangible income												(311,000)	0
Goodwill impairment												10,200,000	0
Total income tax benefit	$ (369,000)	$ (1,805,000)	$ (2,268,000)	$ (2,212,000)	$ (3,873,000)	$ (1,795,000)	$ (1,256,000)	$ (4,480,000)	$ (3,051,000)	$ (6,285,000)	$ (6,925,000)	$ (10,417,000)	$ (8,776,000)
Benefit for income taxes, percentage												21.00%	21.00%
State taxes, net of federal benefit, percentage												1.20%	3.40%
Change in valuation allowance, percentage												(9.10%)	1.90%
Rate change, percentage												1.40%	(2.30%)
Credits, percentage												0.50%	1.80%
Permanent differences and other, percentage												2.20%	(8.50%)
Revaluation of warrants, percentage												0.00%	3.30%
Uncertain tax positions, percentage												(0.50%)	(1.60%)
Foreign withholding tax, percentage												(0.10%)	(0.30%)
Foreign rate differential, percentage												1.80%	7.70%
Executive compensation expense, percentage												(0.70%)	(4.50%)
Transaction related expense, percentage												(0.20%)	4.30%
Global intangible low taxed income, percentage												(0.20%)	0.00%
Foreign derived intangible income, percentage												0.30%	0.00%
Goodwill impairment, percentage												(8.70%)	0.00%
Benefit for income taxes, percentage	2.00%			16.00%								8.90%	26.20%